Goodwill and Intangible Assets - Summary of Goodwill (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Goodwill, balance at beginning of period	$ 795.6
Acquisition of eOne	5.8
Measurement period adjustments	9.8
Goodwill, balance at end of period	811.2
Motion Picture
Goodwill, balance at beginning of period	393.7
Acquisition of eOne	1.0
Measurement period adjustments	3.9
Goodwill, balance at end of period	398.6
Television Production
Goodwill, balance at beginning of period	401.9
Acquisition of eOne	4.8
Measurement period adjustments	5.9
Goodwill, balance at end of period	$ 412.6